Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes

8. Income Taxes:

The Company’s policy is to estimate income taxes for interim periods based on estimated annual effective tax rates. These are derived, in part, from expected pre-tax income. Accordingly, the Company applied an estimated annual effective tax rate to the interim period pre-tax income (loss) in the three month periods ended March 31, 2013 and 2012 to calculate the income tax provision in accordance with the principal method prescribed by ASC 740-270, the accounting guidance established for computing income taxes in interim periods.

The effective income tax rates were 36.6% and 40.2% for the three month periods ended March 31, 2013 and 2012, respectively. The effective income tax rate differed from the federal statutory rate in the three month periods ended March 31, 2013 and 2012 due in part to a reduction of the valuation reserve related to a deferred tax asset that was utilized in the period. The remaining differences between the federal statutory rate and the effective tax rate in the three month periods ended March 31, 2013 and 2012 were primarily due to state and foreign income taxes.

6.	Income Taxes:

The components of the Company’s income tax provision for the three years ended December 31, 2012 were as follows:

	Successor			Predecessor
	Year ended December 31, 2012	Year ended December 31, 2011	Seven Months ended December 31, 2010	Five Months ended May 28, 2010
Current:
Federal & State	$206	$217	$96	$83
Foreign	344	317	108	73

Total current	550	534	204	156

Deferred:
Federal & State	(5,000)	(5,119)	(4,348)	(2,063)
Foreign	(746)	(271)	38	91

Total deferred	(5,746)	(5,390)	(4,310)	(1,972)

Valuation allowance	28	177	981	(649)

Provision (benefit) for income taxes	$(5,168)	$(4,679)	$(3,125)	$(2,465)

The Company has U.S. federal net operating loss (“NOL”) carryforwards for tax purposes, totaling $62,886 as of December 31, 2012, that are available to offset future taxable income. These carry forwards expire from 2023 to 2032. Management estimates that these losses will be fully utilized prior to the expiration date. No valuation allowance has been provided against the federal NOL. In addition, the Company’s foreign subsidiaries have NOL carryforwards aggregating $4,263 which expire from 2027 to 2032. Management has recorded a valuation reserve of $261 against the deferred tax assets recorded for the foreign subsidiary.

The Company has state net operating loss carryforwards with an aggregate tax benefit of $2,963 which expire from 2013 to 2032. Management estimates that the Company will not be able to utilize some of the loss carryforwards in certain states before they expire. A valuation allowance with a year-end balance of $368 has been recorded for these deferred tax assets. In 2012, the valuation allowance for state net operating loss carryforwards increased by $72. The increase was primarily a result of a change in the estimation of the utilization of the net operating losses in the carryforward years.

The Company has a federal capital loss carryforward of $1,015 as of December 31, 2012. This loss is available to offset future capital gains. This loss will expire from 2013 to 2014 if not utilized. Management has recorded a valuation allowance of $374 for this capital loss carryforward to fully offset the deferred tax asset in 2012. Management estimates that the utilization of this capital loss carryforward is uncertain due to the short carryforward period and the uncertainty of generating sufficient capital gains in the carryforward period. In 2012, the valuation allowance for the capital loss carryforward was decreased by $214 in the twelve month period. The decrease was attributed to utilization in the carryforward period. The Company has $232 of general business tax credit carryforwards which expire from 2017 to 2031. A valuation allowance of $149 has been established for these tax credits. The Company has $9 of foreign tax credit carryforwards which expire from 2020 to 2021. A valuation allowance of $9 has been established for these tax credits.

A deferred tax asset of $1,940 has been recorded for costs that were capitalized in connection with the 2010 Merger Transaction. Costs totaling $5,013 were capitalized in connection with the 2010 Merger Transaction including $1,138 of investment banking fees, $1,370 of consulting fees, $1,964 of legal and accounting fees, and $541 of other miscellaneous transaction costs. Certain of these capitalized costs are not amortized under the tax law and can only be recovered for tax purposes under certain circumstances. The Company has established a valuation allowance of $1,940 for the entire amount of the deferred tax asset related to these non-amortizable capitalized costs.

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The table below reflects the significant components of the Company’s net deferred tax assets and liabilities at December 31, 2012 and 2011:

	As of December 31, 2012		As of December 31, 2011
	Current	Non-current	Current	Non-current
Deferred Tax Asset:
Inventory	$5,994	$—	$6,429	$—
Bad debt reserve	1,116	—	1,243	—
Casualty loss reserve	708	308	419	492
Accrued bonus / deferred compensation	1,546	1,592	889	1,377
Litigation settlement accrual	—	—	629	—
Derivative security value	740	—	—	—
Medical insurance reserve	508	—	190	—
Deferred lease incentive	—	422	—	454
Original issue discount amortization	—	536	—	509
Transaction costs	—	3,348	—	3,498
Federal / foreign net operating loss	—	23,164	—	23,233
State net operating loss	—	2,963	—	3,047
Unrecognized tax benefit	—	(3,002)	—	(4,440)
Federal capital loss carry forwards	—	374	—	588
Tax credit carry forwards	—	2,618	—	2,559
All other items	578	835	852	639

Gross deferred tax assets	11,190	33,158	10,651	31,956
Valuation allowance for deferred tax assets	(726)	(2,374)	(743)	(2,236)

Net deferred tax assets	$10,464	$30,784	$9,908	$29,720

Deferred Tax Liability:
Intangible asset amortization	$—	$135,946	$—	$141,169
Property and equipment	—	12,504	—	12,439
All other items	—	283	—	—

Deferred tax liabilities	$—	$148,733	$—	$153,608

Net deferred tax liability		$107,485		$113,980

Long term net deferred tax liability		$117,949		$123,888
Current net deferred tax asset		10,464		9,908
Long term net deferred tax asset		—		—

Net deferred tax liability		$107,485		$113,980

The objective of accounting for income taxes is to recognize the amount of taxes payable or refundable for the current year and the deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the entity’s financial statements. Hillman is subject to income taxes in the United States and in certain foreign jurisdictions. In general, it is the practice and intention of the Company to reinvest the earnings of its non-U.S. subsidiaries in those operations. As of December 31, 2012, the Company has not made a provision for U.S. or additional foreign withholding taxes on approximately $822 of the excess of the amount for financial reporting over the tax basis of investments in foreign subsidiaries that is indefinitely reinvested. Generally, such amounts become subject to U.S. taxation upon the remittance of dividends and under certain other circumstances. It is not practicable to estimate the amount of deferred tax liability related to investments in these foreign subsidiaries because of the complexities of the hypothetical calculation.

Realization of the net deferred tax assets is dependent on the reversal of deferred tax liabilities and generating sufficient taxable income prior to their expiration. Although realization is not assured, management estimates it is more likely than not that the net deferred tax assets will be realized. The amount of net deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward periods are reduced.

Below is a reconciliation of statutory income tax rates to the effective income tax rates for the periods indicated:

	Successor			Successor
	Year ended December 31, 2012	Year ended December 31, 2011	Seven Months ended December 31, 2010	Five Months ended May 28, 2010
Statutory federal income tax rate	35.0%	35.0%	35.0%	35.0%
Non-U.S. taxes and the impact of non-U.S. losses for which a current tax benefit is not available	-6.1%	-0.9%	-0.4%	-0.1%
State and local income taxes, net of U.S. federal income tax benefit	1.9%	2.5%	3.2%	0.9%
Adjustment of reserve for change in valuation allowance and other items	1.2%	-1.2%	-9.2%	2.3%
Adjustment for change in tax law	-0.4%	-2.6%	0.0%	0.3%
Adjustment of unrecognized tax benefits	11.6%	0.0%	0.0%	-5.6%
Permanent differences:
Interest expense on mandatorily redeemable preferred stock	0.0%	0.0%	0.0%	-6.2%
Stock based compensation expense	0.0%	0.0%	0.0%	-17.5%
Meals and entertainment expense	-1.1%	-0.9%	-0.6%	-0.2%
Other permanent differences	-0.9%	0.0%	0.0%	0.0%
Other adjustments	0.5%	0.5%	0.0%	0.0%

Effective income tax rate	41.7%	32.4%	28.0%	8.9%

The Company has recorded a $1,438 decrease in the reserve for unrecognized tax benefits in the twelve month period ended December 31, 2012 related to the expiration of the statute of limitations for an earlier year. The unrecognized tax benefits are shown in the financial statements as a reduction of the deferred tax asset for the Company’s net operating loss carryforwards. A summary of the changes for the last three years follows:

	2012	2011	2010
Unrecognized tax benefits - January 1	$4,440	$4,433	$2,879
Gross increases—tax positions in current period	—	7	1,557
Gross increases—tax positions in prior period	—	—	—
Gross decreases—tax positions in prior period	(1,438)	—	(3)

Unrecognized tax benefits—December 31	$3,002	$4,440	$4,433

Amount of unrecognized tax benefit that, if recognized would affect the company’s effective tax rate	$3,002	$4,440	$4,433

The Company recognizes potential accrued interest and penalties related to unrecognized tax benefits in income tax expense. In conjunction with the adoption of Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), an interpretation of FASB No. 109, “Accounting for Income Taxes”, which was codified in ASC 740-10, the Company has not recognized any adjustment of interest or penalties in its consolidated financial statements due to its net operating loss position. The Company does not anticipate a decrease in the unrecognized tax benefits for the tax year ending December 31, 2013.

The Company files a consolidated income tax return in the U.S. and numerous consolidated and separate income tax returns in various states and foreign jurisdictions. As of December 31, 2012, with a few exceptions, the Company is no longer subject to U.S. federal, state, and foreign tax examinations by tax authorities for the tax years prior to 2009. However, the IRS can make adjustments to losses carried forward by the Company from 2004 forward and utilized on its federal return.